Notes Payable	9 Months Ended
Apr. 30, 2012
Debt Disclosure [Abstract]
Notes Payable
3.     Notes Payable

On March 5, 2012, the Company issued a promissory note for $10,000 to a non-related party. The amount owing is unsecured, with interest accruing at 5% per annum, and due March 5, 2014. As at April 30, 2012, accrued interest of $77 (2011 - $nil) was recorded in accounts payable and accrued liabilities.

On March 29, 2012, the Company issued a promissory note for $10,000 to a non-related party. The amount owing is unsecured, with interest accruing at 5% per annum, and due March 29, 2014. As at April 30, 2012, accrued interest of $45 (2011 - $nil) was recorded in accounts payable and accrued liabilities.